Document and Entity Information	Jul. 21, 2020
Cover [Abstract]
Entity Registrant Name	Uber Technologies, Inc
Entity Address, Address Line Two	4th Floor
Amendment Flag	false
Entity Central Index Key	0001543151
Document Type	8-K
Document Period End Date	Jul. 21, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-38902
Entity Tax Identification Number	45-2647441
Entity Address, Address Line One	1455 Market Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	612-8582
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	UBER
Security Exchange Name	NYSE
Entity Emerging Growth Company	false